Reverse Merger Transaction (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2012
Reverse Merger Transaction
Securities issue price per share	$ 0.50
Total number of common stock shares	10,568,751
Warrants to purchase additional common stock	476,250
Percentage of total common stock issued	60.40%
Common stock price per share till October 15, 2014	$ 0.75
Right to purchase common stock shares granted to subscribers	8,230,363
Warrants granted	4,073,158
Percentage of issued and outstanding securities on diluted basis	39.60%
Preferred stock shares issued	100
Percentage of preferred stock shares issued	100.00%
Period of right to holders to appoint two directors	3 years
Percentage of right to receive on take-over or buy-out	10.00%